Long-Term Debt - Long-Term Debt Repayments (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Maturities of Long-term Debt [Abstract]
2021	$ 1,254
2022	823
2023	1,786
2024	1,088
2025	484
Thereafter	19,079
Long-term Debt	$ 24,514	$ 22,320